Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire
202-419-8409
jburt@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

January 28, 2020
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (“Registrant”)
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Nos. 260/262 to the Registration Statement of the Registrant, which was filed electronically on January 24, 2020 pursuant to Rule 485(b) under the 1933 Act.

Post-Effective Amendment Nos. 260/262 became effective with the U.S. Securities and Exchange Commission on January 28, 2020.

Please direct questions or comments relating to this filing to me at the above-referenced telephone.

Very truly yours, /s/ Jessica D. Burt Jessica D. Burt, Esquire

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